Revenue	9 Months Ended
Sep. 30, 2021
Text block [abstract]
Revenue
Note 5—Revenue
The Company’s revenue is primarily generated from three license agreements, which were entered into in 2018. The licenses grant VISEN exclusive rights to develop and commercialize TransCon hGH, TransCon PTH and TransCon CNP in Greater China. As consideration for the granting of such rights, the Company received up-front,
non-refundable,
non-cash
consideration of $40.0 million in the form of 50% ownership in VISEN. At the reporting date, the Company retains approximately 44% of VISEN’s issued and outstanding shares.
Consideration received is recognized partly as license revenue, and partly as rendering of services over time. In addition to granting exclusive rights, the Company provides clinical trial supply and development services to VISEN.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020

	(EUR’000)		(EUR’000)

Revenue from external customers
Revenue from rendering of services (recognized over time)	203	164	599	2,255
Sale of clinical supply (recognized at a point in time)	316	1,959	533	2,206
“Right-to-use” licenses (recognized at a point in time)	594	634	1,749	1,957

Total revenue (1)	1,113	2,757	2,881	6,418

Attributable to
VISEN Pharmaceuticals	1,004	2,757	2,554	6,418
Other collaboration partners	109	—	327	—

Total revenue	1,113	2,757	2,881	6,418

Revenue by geographical location
North America	702	634	2,076	1,957
China	411	2,123	805	4,461

Total revenue	1,113	2,757	2,881	6,418

(1)
For the three months ended September 30, 2021 and 2020, and for the nine months ended September 30, 2021 and 2020, “Total revenue” includes recognition of previously deferred revenue/internal profit from associate of €0.6 million and €0.6 million, and of €1.7 million and €2.8 million, respectively.